                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10577

                  ALLIANCE NEW YORK MUNICIPAL INCOME FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2007

                   Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

Alliance New York Municipal Income Fund
Portfolio of Investments
January 31, 2007 (unaudited)

                                                       Principal
                                                        Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 159.6%
Long-Term Municipal Bonds - 157.7%
New York - 131.4%
Erie Cnty IDA
   (City of Buffalo Proj)
   FSA Ser 03
   5.75%, 5/01/23 (a)                                   $ 1,250    $  1,353,000
Hempstead Hgr Ed
   (Adelphi Univ Civic Fac)
   Ser 02
   5.50%, 6/01/32                                         1,320       1,404,876
Long Island Power Auth Elec Rev
   FGIC Ser 06A
   5.00%, 12/01/19                                          650         695,948
Madison Cnty Hlth Fac
   (Oneida Health Systems)
   ASSET GTY Ser 01
   5.35%, 2/01/31                                         1,500       1,690,650
MTA
   Ser 02A
   5.125%, 11/15/31                                       5,500       5,746,785
Nassau Cnty Hlth Fac
   (Nassau Hlth Sys Rev)
   FSA Ser 99
   5.75%, 8/01/29                                         2,400       2,559,168
New York City Ed Fac
   (Magen David Yeshivah Proj)
   ACA Ser 02
   5.70%, 6/15/27                                         2,500       2,661,900
New York City GO
   Ser 03C
   5.50%, 9/15/19                                         1,000       1,086,940
   Ser 03I
   5.75%, 3/01/17                                         1,200       1,314,216
   Ser 04G
   5.00%, 12/01/23                                          780         817,479
   Ser 04I
   5.00%, 8/01/21                                         1,000       1,048,980
   Ser 05J
   5.00%, 3/01/24                                         3,000       3,146,040
New York City GO
   (Prerefunded)
   Ser 01B
   5.50%, 12/01/31                                        5,000       5,391,600

New York City HDC MFHR
   (Rental Hsg) AMT
   Ser 02A
   5.50%, 11/01/34                                        1,250       1,289,425
New York City IDA
   (Brooklyn Navy Yard) AMT
   Ser 97
   5.75%, 10/01/36                                        2,000       2,019,480
New York City IDA Spl Fac Rev
   (Terminal One Group Assc Proj)
   Ser 05
   5.50%, 1/01/24 (b)                                       200         214,684
New York City Muni Wtr
   Ser 02A
   5.125%, 6/15/34                                        5,000       5,229,450
   Ser 03A
   5.00%, 6/15/27                                         2,000       2,083,860
New York City Spec Fac
   (Museum of Modern Art)
   AMBAC Ser 01D
   5.125%, 7/01/31                                        5,000       5,265,850
New York State Dorm Auth
   (FHA Insd Maimonides)
   MBIA Ser 04
   5.75%, 8/01/29                                         5,000       5,633,750
New York State Dorm Auth
   (Jewish Brd Fam & Children)
   AMBAC Ser 03
   5.00%, 7/01/23                                         1,000       1,049,640
New York State Dorm Auth
   (Mental Hlth Serv) Prerefunded
   MBIA Ser 01B
   5.25%, 8/15/31                                         3,220       3,424,889
New York State Dorm Auth
   (Mental Hlth Serv) Unrefunded
   MBIA Ser 01B
   5.25%, 8/15/31                                         2,280       2,404,670
New York State Dorm Auth Hlth Fac
   (Willow Towers Proj)
   GNMA Ser 02
   5.40%, 2/01/34                                         2,500       2,670,675
New York State Dorm Auth Revs
   5.00%, 7/01/22                                           300         309,324
   5.10%, 2/15/26                                           500         536,990
New York State Hsg Fin Agy MFHR
   (Patchogue Apts) AMT
   SONYMA Ser 02A
   5.35%, 2/15/29                                         2,090       2,159,618
New York State SFMR
   (Mtg Rev) AMT
   Ser 01-29
   5.45%, 4/01/31                                        11,000      11,300,520
New York State Tobacco Settlement Bonds

   AMBAC Ser 03A-1
   5.25%, 6/01/21                                         4,000       4,269,720
New York State UDC
   (Empire State)
   Ser 02A
   5.25%, 3/15/32                                         5,000       5,352,900
New York State UDC
   (State Pers Income Tax)
   AMBAC Ser 05A-1
   5.00%, 12/15/25                                          640         679,962
Niagara Cnty Ed Fac
   (Niagara Univ Proj)
   ASSET GTY Ser 01A
   5.40%, 11/01/31                                        1,435       1,528,261
Onondaga Cnty IDA Airport Fac
   (Cargo ACQ) AMT
   Ser 02
   6.125%, 1/01/32                                        1,000       1,055,930
Triborough Bridge & Tunnel Auth
   Ser 02A
   5.125%, 1/01/31                                        2,500       2,656,100
Triborough Bridge & Tunnel Auth Prerefunded
   Ser 01A
   5.00%, 1/01/32                                         4,245       4,486,456
Triborough Bridge & Tunnel Auth Unrefunded
   Ser 01A
   5.00%, 1/01/32                                           755         780,141
Yonkers IDA Hlth Fac
   (Malotz Pavillion Proj)
   MBIA Ser 99
   5.65%, 2/01/39                                         1,200       1,247,880
                                                                   ------------
                                                                     96,567,757
                                                                   ------------
Arizona - 4.8%
Arizona Hlth Fac Auth Hosp Rev
   (Phoenix Childrens Hosp)
   Ser 02A
   6.00%, 2/15/32                                         3,300       3,498,792
                                                                   ------------
California - 1.4%
California GO
   Ser 04
   5.00%, 2/01/33                                         1,000       1,035,830
                                                                   ------------
Colorado - 0.7%
Northwest Metro Dist No. 3 GO
   6.125%, 12/01/25                                         500         527,475
                                                                   ------------
Florida - 5.2%
Capital Region CDD
   (South Wood)
   Ser 01A-2
   6.85%, 5/01/31                                         1,165       1,238,593
Hamal CDD
   Ser 01
   6.65%, 5/01/21                                         1,085       1,211,467
Miromar Lakes CDD

   Ser 00A
   7.25%, 5/01/12                                         1,335       1,398,239
                                                                   ------------
                                                                      3,848,299
                                                                   ------------
Illinois - 0.7%
Bolingbrook Sales Tax Rev
   (Bolingbrook)
   6.25%, 1/01/24 (c)                                       500         489,965
                                                                   ------------
Ohio - 0.4%
Port Auth of Columbiana Cnty Swr
   (Apex Environmental LLC) AMT
   Ser 04A
   7.125%, 8/01/25                                          300         303,993
                                                                   ------------
Puerto Rico - 13.1%
Puerto Rico Comwlth GO
   (Pub Impt)
   Ser 01A
   5.50%, 7/01/19                                           500         557,710
   Ser 04A
   5.25%, 7/01/19                                           510         545,771
Puerto Rico Elec Power Auth Rev
   XLCA Ser 02-2
   5.25%, 7/01/31                                         3,050       3,256,668
Puerto Rico Hsg Fin Corp SFMR
   (Mtg Rev) AMT
   GNMA Ser 01C
   5.30%, 12/01/28                                        1,720       1,751,751
Puerto Rico Hwy & Trans Auth
   Ser 02D
   5.375%, 7/01/36                                        3,250       3,511,073
                                                                   ------------
                                                                      9,622,973
                                                                   ------------
Total Long-Term Municipal Bonds
   (cost $109,234,510)                                              115,895,084
                                                                   ------------
Short-Term Municipal Notes - 1.9%
New York - 1.4%
New York City Muni Wtr Fin Auth Wtr & Swr
   Sys Rev
   Ser 05 AA-1
   3.66%, 6/15/32 (d)                                       500         500,000
New York N Y Adj-subser
   FSA
   3.70%, 11/01/26 (d)                                      500         500,000
                                                                   ------------
                                                                      1,000,000
                                                                   ------------
Illinois - 0.5%
Chicago Ill Brd Ed
   FSA Ser C1
   3.72%, 3/01/31 (d)                                       400         400,000
                                                                   ------------
Total Short-Term Municipal Notes
   (cost $1,400,000)                                                  1,400,000
                                                                   ------------

Total Investments - 159.6%
   (cost $110,634,510)                                              117,295,084
Other assets less liabilities - 1.6%                                  1,186,276
Preferred Stock at redemption value - (61.2)%                       (45,000,000)
                                                                   ------------
Net Assets Applicable to
   Common Shareholders - 100.0% (e)                                $ 73,481,360
                                                                   ------------


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

INTEREST RATE SWAP TRANSACTIONS

                                                    Rate Type
                                         -----------------------------
                Notional                    Payments        Payments       Unrealized
Swap             Amount    Termination      made by       received by    Appreciation/
Counterparty      (000)        Date      the Portfolio   the Portfolio   (Depreciation)
---------------------------------------------------------------------------------------
Citigroup        $1,500      11/10/26        3.388%           BMA           $ 18,997
JPMorgan
   Chase          4,200      11/10/11         BMA            3.482%          (23,025)
Merrill Lynch     1,200      7/30/26         4.090%           BMA            (16,873)
Merrill Lynch     1,300      8/09/26         4.063%           BMA            (14,343)
Merrill Lynch     2,000      11/15/26        4.378%           BMA            (99,259)

(a) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)  Variable rate coupon, rate shown as of January 31, 2007.

(c) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e) Portfolio percentages are calculated based on net assets applicable to common shareholders.

Glossary:
ACA       - American Capital Access Financial Guaranty
            Corporation
AMBAC     - American Bond Assurance Corporation
AMT       - Alternative Minimum Tax (subject to)
ASSET GTY - Asset Guaranty Insurance Company
BMA       - Bond Market Association
CDD       - Community Development District
FGIC      - Financial Guaranty Insurance Company
FSA       - Financial Security Assurance Inc.
GNMA      - Government National Mortgage Association
GO        - General Obligation
HDC       - Housing Development Corporation
IDA       - Industrial Development Authority/Agency
MBIA      - Municipal Bond Investors Assurance
MFHR      - Multi-Family Housing Revenue
MTA       - Metropolitan Transportation Authority
SFMR      - Single Family Mortgage Revenue
SONYMA    - State of New York Mortgage Agency
UDC       - Urban Development Corporation
XLCA      - XL Capital Assurance Inc.


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

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance New York Municipal Income Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: March 26, 2007


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: March 26, 2007

                                                               Exhibit 3 (a) (1)

                                 CERTIFICATIONS

     I, Marc O. Mayer, certify that:

     1. I have reviewed this report on Form N-Q of Alliance New York Municipal Income Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


/s/ Marc O. Mayer
-------------------------------------
Marc O. Mayer
President

Date: March 26, 2007

                                                               Exhibit 3 (a) (2)

                                 CERTIFICATIONS

     I, Joseph J. Mantineo, certify that:

     1. I have reviewed this report on Form N-Q of Alliance New York Municipal Income Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


/s/ Joseph J. Mantineo
-------------------------------------
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 26, 2007


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